Lease right-of-use assets and lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Office Lease	$ 337,431	$ 659,997
Less accumulated amortization	(123,743)	(588,632)
Operating right of use asset	$ 213,688	$ 71,365